Segments Results (Tables)	6 Months Ended
Jun. 30, 2014
Segments Results [Abstract]
Schedule of Components of Results of Operations by Segment
The following Tables show components of results of operations by segment:

Six months ended June 30, 2014 (unaudited)

	Mobile Satellite Services	Content management and distribution services	Total

Revenues	$5,710	$59,644	$65,354

Gross profit	$684	$14,246	$14,930

Sales and marketing			6,274
General and administration			5,137

Operating income			$3,519

Financial expenses net			(370)

Income before taxes on income			$3,149

Depreciation and amortization	$240	$4,647	$4,887

Six months ended June 30, 2013 (unaudited):

	Mobile Satellite Services	Content management and distribution services	Total

Revenues	$5,280	$53,463	$58,743

Gross profit	$1,146	$13,268	$14,414

Sales and marketing			4,530
General and administration			5,199

Operating income			$4,685

Financial expenses net			(269)

Income before taxes on income			$4,416

Depreciation and amortization	$160	$4,134	$4,294

Three months ended June 30, 2014 (unaudited)

	Mobile Satellite Services	Content management and distribution services	Total

Revenues	$2,832	$29,665	$32,497

Gross profit	$323	$6,572	$6,895

Sales and marketing			3,279
General and administration			2,606

Operating income			1,010

Financial expenses net			(200)

Income before taxes on income			810

Depreciation and amortization	$108	$2,388	$2,496

Three months ended June 30, 2013 (unaudited):

	Mobile Satellite Services	Content management and distribution services	Total

Revenues	$2,587	$26,899	$29,486

Gross profit	$564	$6,786	$7,350

Sales and marketing			2,276
General and administration			2,694

Operating income			$2,380

Financial income net			3

Income before taxes on income			$2,383

Depreciation and amortization	$80	$2,062	$2,142

Year ended December 31, 2013 (audited)

	Mobile Satellite Services	Content management and distribution services	Total
Total revenue	$11,038	$110,757	$121,795

Gross profit	$1,952	$27,530	$29,482

Sales and marketing			9,517
General and administration			12,003

Operating income			$7,962

Financial expenses net			(153)

Income before taxes on income			$7,809

Depreciation and amortization	$532	$8,748	$9,280

Schedule Of Revenues By Geographic Areas
Revenue by geographic areas

					Year ended
	Six months ended June 30		Three months ended June 30		December 31
	2014	2013	2014	2013	2013
	(unaudited)	(unaudited)	(unaudited)	(unaudited)	(audited)

North America	$18,033	$17,902	$9,073	$9,055	$35,520
Europe	27,932	23,190	13,674	11,534	49,962
Asia	7,924	6,327	4,295	3,264	13,655
Israel	3,830	4,777	1,846	2,174	9,165
Middle East (other than Israel)	4,981	4,710	2,481	2,368	8,964
Rest of the world	2,654	1,837	1,128	1,091	4,529

	$65,354	$58,743	$32,497	$29,486	$121,795